Share option scheme and Restricted Stock Units - Narrative (Details) £ in Thousands	3 Months Ended		9 Months Ended
	Oct. 31, 2018 GBP (£) shares	Oct. 31, 2017 GBP (£)	Oct. 31, 2018 GBP (£) shares	Oct. 31, 2017 GBP (£) shares
Disclosure of transactions between related parties [line items]
Share options voluntarily surrendered (in shares)			(10,319,304)	(1,273,743)
Share-based payment expense | £	£ 3,100	£ 502	£ 4,263	£ 1,309
Share Options - Voluntarily Surrendered | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Share options voluntarily surrendered (in shares)	6,909,018		6,909,018